Accounts and notes receivable	12 Months Ended
Dec. 31, 2021
Accounts and notes receivable
Accounts and notes receivable

6.Accounts and notes receivable, net

	As of December 31,
	2020	2021
	RMB	RMB
Accounts receivable, net	14,589	12,494
Notes receivable	5,500	1,530
Accounts and notes receivable, net	20,089	14,024

The allowance for credit losses recorded as of December 31, 2020 and 2021 were nil and RMB141.